Document and Entity Information Document	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Entity Registrant Name	ROGERS COMMUNICATIONS INC
Entity Central Index Key	0000733099
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Current Reporting Status	Yes
Class A Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	112,407,192
Class B Non-Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	402,403,433